ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2018
Disclosure Of insurance contracts explanatory [Abstract]
Disclosure of insurance contracts [text block]
9	ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS

a)
As of December 31, 2018 and 2017, “Premiums and other policies receivable” in the consolidated statement of financial position includes balances for approximately S/887.3 million and S/656.8 million, respectively, which are primarily of current maturity, have no specific collateral and present no material past due balances.

b)	The movements of the captions “Accounts receivable and payable to reinsurers and coinsurers” are as follows:

Accounts receivable:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	715,695	454,187	457,189
Reported claims of premiums ceded, Note 25	367,969	483,387	145,498
Premiums ceded unearned during the year, Note 24(a)(**)	34,709	21,192	(9,139)
Premiums assumed	5,882	2,341	4,977
Settled claims of premiums ceded by reinsurance contracts	(238,936)	(231,298)	(90,550)
Collections and others, net	(43,276)	(14,114)	(53,788)
Balances at the end of the period	842,043	715,695	454,187

Accounts receivable as of December 31, 2018 and 2017, include S/152.9 million and S/151.6 million, respectively, which correspond to the unearned portion of the premiums ceded to the reinsurers.

Accounts Payable:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	235,185	233,892	241,847
Premiums ceded for automatic contracts (mainly excess of loss), Note 24(a)(**)	243,427	257,617	201,892
Premiums ceded to reinsurers in facultative contracts, Note 24(a)(**)	288,928	263,378	292,555
Coinsurance granted	11,433	5,925	5,965
Payments and other, net	(487,280)	(525,627)	(508,367)
Balances at the end of the period	291,693	235,185	233,892

Accounts payable to reinsurers are primarily related to proportional facultative contracts (on an individual basis) for ceded premiums, automatic non-proportional contracts (excess loss) and reinstallation premiums. For facultative contracts the Group transfers to the reinsurers a percentage or an amount of an insurance contract or individual risk, based on the premium and the coverage period.